Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.6%)
Verizon Communications, Inc.	146,446	7,910
The Walt Disney Co. *	13,315	2,252
Total		10,162

Consumer Discretionary (3.6%)
Advance Auto Parts, Inc.	15,002	3,134
Dollar Tree, Inc. *	27,870	2,667
Honda Motor Co., Ltd., ADR	32,254	989
Sodexo SA *	13,977	1,224
Total		8,014

Consumer Staples (12.3%)
Colgate-Palmolive Co.	25,336	1,915
Conagra Brands, Inc.	91,530	3,100
Danone SA	16,543	1,129
Kimberly-Clark Corp.	18,408	2,438
Koninklijke Ahold Delhaize NV	56,563	1,875
Mondelez International, Inc.	46,421	2,701
PepsiCo, Inc.	24,187	3,638
The Procter & Gamble Co.	16,026	2,240
Unilever PLC, ADR	96,247	5,219
Walmart, Inc.	20,927	2,917
Total		27,172

Energy (6.4%)
Baker Hughes	88,538	2,190
Chevron Corp.	50,469	5,120
ConocoPhillips	49,290	3,340
Total SA, ADR	73,879	3,541
Total		14,191

Financials (22.6%)
AFLAC, Inc.	63,722	3,322
The Allstate Corp.	22,570	2,873
Ameriprise Financial, Inc.	9,340	2,467
The Bank of New York Mellon Corp.	126,089	6,536
Berkshire Hathaway, Inc. - Class B *	30,743	8,391
Chubb, Ltd.	23,360	4,053
JPMorgan Chase & Co.	46,387	7,593
MetLife, Inc.	33,616	2,075
Northern Trust Corp.	21,812	2,352
Truist Financial Corp.	94,565	5,546

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	83,070	4,938
Total		50,146

Health Care (21.6%)
Becton Dickinson and Co.	13,833	3,400
Cerner Corp.	53,757	3,791
Cigna Corp.	13,698	2,742
CVS Health Corp.	33,815	2,869
Johnson & Johnson	62,290	10,060
McKesson Corp.	8,652	1,725
Medtronic PLC	64,235	8,052
Merck & Co., Inc.	63,476	4,768
Pfizer, Inc.	38,994	1,677
Quest Diagnostics, Inc.	12,683	1,843
Roche Holding AG	4,616	1,684
Universal Health Services, Inc. - Class B	12,096	1,674
Zimmer Biomet Holdings, Inc.	24,751	3,623
Total		47,908

Industrials (9.5%)
Emerson Electric Co.	47,465	4,471
General Dynamics Corp.	13,042	2,556
Norfolk Southern Corp.	7,130	1,706
nVent Electric PLC	64,666	2,091
Raytheon Co.	42,783	3,678
Republic Services, Inc.	11,047	1,326
Siemens AG	21,997	3,616
Southwest Airlines Co. *	29,492	1,517
Total		20,961

Information Technology (8.0%)
Automatic Data Processing, Inc.	11,481	2,295
Cisco Systems, Inc.	122,365	6,660
F5 Networks, Inc. *	12,912	2,567
Oracle Corp.	18,238	1,589
TE Connectivity, Ltd.	11,340	1,556
Texas Instruments, Inc.	15,849	3,047
Total		17,714

Materials (1.8%)
Mondi PLC	67,568	1,651
Sonoco Products Co.	37,846	2,255
Total		3,906

Common Stocks (96.7%)	Shares/ Par +	Value $ (000’s)
Real Estate (1.2%)
Healthpeak Properties, Inc.	79,086	2,648
Total		2,648

Utilities (5.1%)
Duke Energy Corp.	26,154	2,552
Eversource Energy	22,282	1,822
Pinnacle West Capital Corp.	50,168	3,630
Xcel Energy, Inc.	51,663	3,229
Total		11,233

Total Common Stocks (Cost: $183,108)		214,055

Investment Companies (0.8%)
Investment Companies (0.8%)
iShares Russell 1000 Value ETF	10,600	1,659
Total		1,659

Total Investment Companies (Cost: $1,711)		1,659

Short-Term Investments (2.1%)
Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,754,747	4,755
Total		4,755

Total Short-Term Investments (Cost: $4,755)		4,755

Total Investments (99.6%) (Cost: $189,574)@		220,469

Other Assets, Less Liabilities (0.4%)		869

Net Assets (100.0%)		221,338

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	35	37	12/30/2021	$	—P		$—	$	—P
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,340	1,441	12/30/2021		14		—		14
Sell	Morgan Stanley Capital Services, Inc.	EUR	8,376	9,721	12/31/2021		124		—		124
Sell	Morgan Stanley Capital Services, Inc.	GBP	4,386	5,912	12/31/2021		73		—		73
Buy	Morgan Stanley Capital Services, Inc.	JPY	41,587	374	12/30/2021		—		—P		—P
Sell	Morgan Stanley Capital Services, Inc.	JPY	145,137	1,305	12/30/2021		20		—		20

							$231	$	—P		$231

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$231	—	$231	—P	—	—	—P

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $189,574 and the net unrealized appreciation of investments based on that cost was $31,126 which is comprised of $32,893 aggregate gross unrealized appreciation and $1,767 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$6,790		$1,224	$—
Consumer Staples	24,168		3,004	—
Health Care	46,224		1,684	—
Industrials	17,345		3,616	—
Materials	2,255		1,651	—
All Others	106,094		—	—
Investment Companies	1,659		—	—
Short-Term Investments	4,755		—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—		231	—

Total Assets:	$209,290		$11,410	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—		—P	—

Total Liabilities:	$—	$	—P	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand